American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 28, 2022

Emerging Markets - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Brazil — 4.6%
Banco BTG Pactual SA	4,470,700	22,099,323
Embraer SA, ADR(1)	1,975,684	27,224,925
Petro Rio SA(1)	7,127,200	36,235,277
Suzano SA	1,790,000	19,290,846
Vale SA, ADR	925,628	17,114,862
WEG SA	2,871,300	16,179,641
		138,144,874
China — 27.5%
Alibaba Group Holding Ltd., ADR(1)	689,126	72,489,164
BYD Co. Ltd., H Shares	1,678,000	51,996,763
China Construction Bank Corp., H Shares	54,801,000	41,098,808
China Education Group Holdings Ltd.	9,550,000	8,181,726
China Tourism Group Duty Free Corp. Ltd., A Shares	722,217	23,326,808
Chinasoft International Ltd.(1)	17,092,000	15,594,754
CIFI Holdings Group Co. Ltd.	39,800,888	27,729,728
Contemporary Amperex Technology Co. Ltd., A Shares	700,913	60,039,715
Country Garden Services Holdings Co. Ltd.	4,599,000	27,511,023
ENN Energy Holdings Ltd.	1,409,100	20,407,140
Ganfeng Lithium Co. Ltd., H Shares	2,259,400	38,346,973
GDS Holdings Ltd., ADR(1)	338,741	15,080,749
Industrial & Commercial Bank of China Ltd., H Shares	25,397,645	15,161,253
JD.com, Inc., Class A(1)	128,519	4,590,624
Kweichow Moutai Co. Ltd., A Shares	106,310	30,233,422
Li Ning Co. Ltd.	3,989,000	39,842,727
Meituan, Class B(1)	1,056,500	23,470,314
NIO, Inc., ADR(1)	785,458	17,939,861
Ping An Insurance Group Co. of China Ltd., H Shares	2,538,000	19,678,795
Shenzhou International Group Holdings Ltd.	2,119,200	35,595,371
Sungrow Power Supply Co. Ltd., A Shares	799,099	15,473,752
Tencent Holdings Ltd.	2,804,700	151,345,290
Wuxi Biologics Cayman, Inc.(1)	4,299,000	35,558,820
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	5,015,344	35,930,971
		826,624,551
Hungary — 1.3%
OTP Bank Nyrt(1)	995,777	37,998,056
India — 11.6%
Asian Paints Ltd.	498,803	21,079,970
Bajaj Finance Ltd.	343,555	32,165,407
Bata India Ltd.	643,473	15,558,088
HDFC Bank Ltd.	3,260,812	61,899,207
Hindalco Industries Ltd.	4,937,821	37,947,767
ICICI Bank Ltd., ADR	2,993,038	58,274,450
Infosys Ltd., ADR(2)	2,179,194	48,944,697
Jubilant Foodworks Ltd.	404,254	15,717,118
Tata Consultancy Services Ltd.	684,706	32,435,703
UltraTech Cement Ltd.	266,735	23,345,117
		347,367,524
Indonesia — 1.9%
Bank Rakyat Indonesia Persero Tbk PT	179,901,500	57,525,329

Luxembourg — 0.5%
Ternium SA, ADR	367,553	14,437,482
Malaysia — 1.6%
CIMB Group Holdings Bhd	36,255,100	49,386,467
Mexico — 2.6%
Cemex SAB de CV, ADR(1)	2,673,546	13,635,085
Grupo Financiero Banorte SAB de CV	5,979,044	40,575,525
Wal-Mart de Mexico SAB de CV	6,544,675	24,924,791
		79,135,401
Netherlands — 0.6%
Prosus NV(1)	285,022	17,373,700
Peru — 0.7%
Credicorp Ltd.	134,821	20,391,676
Philippines — 1.0%
Ayala Land, Inc.	40,133,700	30,595,375
Russia — 0.5%
Magnit PJSC	208,381	4,187,012
Novatek PJSC, GDR	159,771	6,154,716
Yandex NV, A Shares(1)	357,974	4,746,019
		15,087,747
Saudi Arabia — 2.9%
Al Rajhi Bank	1,508,326	64,709,763
Alinma Bank	2,273,406	21,556,591
		86,266,354
Singapore — 0.4%
Sea Ltd., ADR(1)	90,732	13,210,579
South Africa — 2.3%
Capitec Bank Holdings Ltd.	267,034	36,052,976
Kumba Iron Ore Ltd.	381,522	15,081,101
Naspers Ltd., N Shares	141,314	17,795,751
		68,929,828
South Korea — 16.0%
CJ Logistics Corp.(1)	129,431	13,419,623
Ecopro BM Co. Ltd.	98,424	31,146,452
Hana Financial Group, Inc.	524,901	21,325,590
Hyundai Motor Co.	130,147	19,150,703
Iljin Materials Co. Ltd.	163,871	12,543,779
Mando Corp.	368,944	14,105,679
NAVER Corp.	146,086	38,925,668
Samsung Biologics Co. Ltd.(1)	71,691	46,638,792
Samsung Electro-Mechanics Co. Ltd.	221,207	30,926,555
Samsung Electronics Co. Ltd.	2,663,327	160,474,445
Samsung SDI Co. Ltd.	75,726	34,897,573
SK Hynix, Inc.	546,765	57,002,713
		480,557,572
Taiwan — 17.8%
ASPEED Technology, Inc.	324,000	31,844,338
Chailease Holding Co. Ltd.	10,036,254	91,084,123
Formosa Plastics Corp.	7,956,000	30,041,975
MediaTek, Inc.	1,366,000	53,978,621
Merida Industry Co. Ltd.	1,496,000	15,236,612
momo.com, Inc.	290,000	10,323,723
Silergy Corp.	101,000	13,458,365
Taiwan Semiconductor Manufacturing Co. Ltd.	12,777,939	274,720,017

Win Semiconductors Corp.	1,322,000	14,472,898
		535,160,672
Thailand — 3.9%
CP ALL PCL	10,543,100	21,920,037
Kasikornbank PCL	9,303,900	46,694,587
PTT Exploration & Production PCL	11,921,300	50,191,691
		118,806,315
Turkey — 0.4%
BIM Birlesik Magazalar AS	2,106,988	11,146,544
United States — 0.7%
MercadoLibre, Inc.(1)	18,935	21,333,118
TOTAL COMMON STOCKS (Cost $2,448,300,993)		2,969,479,164
RIGHTS†
South Korea†
Samsung Biologics Co. Ltd.(1) (Cost $—)	4,750	553,044
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	253,284	253,284
State Street Navigator Securities Lending Government Money Market Portfolio(3)	37,421	37,421
		290,705
Repurchase Agreements — 1.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $14,091,412) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $13,773,204)		13,773,193
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 8/15/41, valued at $37,464,689) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $36,730,020)		36,730,000
		50,503,193
TOTAL SHORT-TERM INVESTMENTS (Cost $50,793,898)		50,793,898
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $2,499,094,891)		3,020,826,106
OTHER ASSETS AND LIABILITIES — (0.5)%		(16,321,336)
TOTAL NET ASSETS — 100.0%		$3,004,504,770

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	26.5%
Financials	24.5%
Consumer Discretionary	14.0%
Materials	7.9%
Communication Services	6.9%
Industrials	5.4%
Energy	4.3%
Consumer Staples	3.0%
Real Estate	2.8%
Health Care	2.8%
Utilities	0.7%
Short-Term Investments	1.7%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $36,542. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $37,421.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	44,339,787	93,805,087	—
China	105,509,774	721,114,777	—
India	107,219,147	240,148,377	—
Luxembourg	14,437,482	—	—
Mexico	13,635,085	65,500,316	—
Peru	20,391,676	—	—
Russia	4,746,019	10,341,728	—
Singapore	13,210,579	—	—
United States	21,333,118	—	—
Other Countries	—	1,493,746,212	—
Rights	—	553,044	—
Short-Term Investments	290,705	50,503,193	—
	345,113,372	2,675,712,734	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.